UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Equity Dividend Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock Equity Dividend Fund

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 5.8%	General Dynamics Corp.	845,600	$43,692,152
	Northrop Grumman Corp.	874,500	42,282,075
	Raytheon Co.	1,681,400	76,049,722
	Rockwell Collins, Inc.	240,000	9,204,000
	United Technologies Corp.	1,138,700	55,614,108

			226,842,057

Beverages - 2.2%	The Coca-Cola Co.	1,110,300	47,798,415
	Diageo Plc	3,338,300	39,825,219

			87,623,634

Capital Markets - 0.0%	The Bank of New York Mellon Corp.	67,668	1,724,181

Chemicals - 3.0%	Air Products & Chemicals, Inc.	285,000	18,781,500
	The Dow Chemical Co.	510,000	8,160,000
	E.I. du Pont de Nemours & Co.	1,945,500	54,279,450
	Olin Corp.	1,175,000	14,805,000
	Praxair, Inc.	297,500	22,196,475

			118,222,425

Commercial Banks - 4.4%	The Bank of Nova Scotia	1,482,500	42,165,466
	National Bank of Canada	1,155,100	42,252,673
	The Toronto-Dominion Bank	580,000	22,892,818
	U.S. Bancorp	1,793,300	32,673,926
	Wells Fargo & Co.	1,536,700	30,749,367

			170,734,250

Computers & Peripherals - 2.7%	Hewlett-Packard Co.	1,224,300	44,050,314
	International Business Machines Corp.	586,800	60,563,628

			104,613,942

Containers & Packaging - 0.1%	Temple-Inland, Inc.	401,200	4,790,328

Diversified Financial Services - 3.2%	JPMorgan Chase & Co.	3,774,350	124,553,550

Diversified Telecommunication Services - 4.8%	AT&T Inc.	2,759,603	70,701,029
	BCE, Inc.	603,773	12,920,742
	Manitoba Telecom Services, Inc.	228,000	6,400,737
	TELUS Corp. (Non-Voting Shares)	259,400	6,032,305
	Verizon Communications, Inc.	2,564,721	77,813,635
	Windstream Corp.	1,505,442	12,495,169

			186,363,617

Electric Utilities - 4.7%	American Electric Power Co., Inc.	747,900	19,729,602
	Duke Energy Corp.	1,516,520	20,943,141
	Exelon Corp.	580,000	26,755,400
	FPL Group, Inc.	652,000	35,071,080
	FirstEnergy Corp.	412,600	16,875,340
	ITC Holdings Corp.	206,500	8,988,945
	Northeast Utilities Inc.	382,600	8,042,252

BlackRock Equity Dividend Fund

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	PPL Corp.	729,100	$21,807,381
	The Southern Co.	956,000	27,609,280

			185,822,421

Electrical Equipment - 0.2%	Rockwell Automation, Inc.	278,100	8,785,179

Energy Equipment & Services - 2.0%	Diamond Offshore Drilling, Inc.	516,500	37,399,765
	Halliburton Co.	1,042,000	21,069,240
	Schlumberger Ltd.	397,100	19,453,929

			77,922,934

Food & Staples Retailing - 1.4%	Wal-Mart Stores, Inc.	1,095,800	55,228,320

Food Products - 3.5%	General Mills, Inc.	580,800	29,440,752
	H.J. Heinz Co.	844,400	29,064,248
	Kraft Foods, Inc.	1,324,803	31,000,390
	Unilever NV (a)	2,500,600	49,486,874

			138,992,264

Gas Utilities - 1.1%	AGL Resources, Inc.	229,600	7,156,632
	EQT Corp.	1,011,400	34,013,382

			41,170,014

Hotels, Restaurants & Leisure - 1.7%	McDonald’s Corp.	1,163,150	61,984,263
	Tim Hortons, Inc.	140,100	3,403,029

			65,387,292

Household Durables - 0.3%	Electrolux AB	370,400	4,173,561
	Newell Rubbermaid, Inc.	892,200	9,323,490

			13,497,051

Household Products - 3.9%	Clorox Co.	930,900	52,176,945
	Kimberly-Clark Corp.	730,500	35,896,770
	The Procter & Gamble Co.	1,326,400	65,577,216

			153,650,931

Industrial Conglomerates - 2.2%	3M Co.	630,500	36,316,800
	General Electric Co.	3,925,703	49,660,143

			85,976,943

Insurance - 3.4%	The Allstate Corp.	913,400	21,309,622
	Chubb Corp.	972,700	37,886,665
	The Travelers Cos., Inc.	1,796,794	73,920,105

			133,116,392

Machinery - 2.2%	Caterpillar, Inc. (b)	894,700	31,833,426
	Deere & Co.	1,277,900	52,726,154

			84,559,580

Media - 0.1%	The McGraw-Hill Cos., Inc.	163,600	4,932,540

BlackRock Equity Dividend Fund

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Metals & Mining - 4.9%	Aluminum Corp. of China Ltd. (a)(c)	421,420	$8,103,907
	BHP Billiton Ltd.	3,786,100	91,462,960
	Barrick Gold Corp.	756,800	21,911,875
	BlueScope Steel Ltd.	5,178,500	8,760,548
	Nucor Corp.	694,800	28,271,412
	Rio Tinto Ltd.	459,470	21,395,915
	Southern Copper Corp.	722,500	13,416,825

			193,323,442

Multi-Utilities - 2.3%	Consolidated Edison, Inc.	321,100	11,922,443
	Dominion Resources, Inc.	709,400	21,395,504
	PG&E Corp.	329,600	12,234,752
	Public Service Enterprise Group, Inc.	1,132,600	33,796,784
	Wisconsin Energy Corp.	238,100	9,514,476

			88,863,959

Oil, Gas & Consumable Fuels - 14.6%	BP Plc (a)	851,247	36,143,948
	Cameco Corp.	881,300	20,236,001
	Chevron Corp. (b)	1,734,538	114,652,962
	ConocoPhillips	925,098	37,929,018
	Consol Energy, Inc.	440,100	13,766,328
	Enbridge Inc.	1,133,500	35,003,331
	Exxon Mobil Corp.	1,758,206	117,219,594
	Marathon Oil Corp.	1,343,600	39,904,920
	Murphy Oil Corp.	183,900	8,773,869
	Occidental Petroleum Corp.	535,700	30,154,553
	Peabody Energy Corp.	372,100	9,819,719
	Spectra Energy Corp.	1,128,160	16,358,320
	Total SA (a)	1,870,500	93,001,260

			572,963,823

Paper & Forest Products - 0.9%	MeadWestvaco Corp.	1,014,200	15,882,372
	Weyerhaeuser Co.	544,500	19,199,070

			35,081,442

Personal Products - 0.4%	Avon Products, Inc.	743,800	16,928,888

Pharmaceuticals - 5.2%	Abbott Laboratories	866,300	36,254,655
	Bristol-Myers Squibb Co. (b)	2,770,400	53,191,680
	Johnson & Johnson	765,800	40,097,288
	Pfizer, Inc.	2,568,412	34,313,984
	Wyeth	909,200	38,550,080

			202,407,687

Real Estate Investment Trusts (REITs) - 0.4%	Boston Properties, Inc.	153,200	7,571,144
	Vornado Realty Trust	139,285	6,809,644

			14,380,788

BlackRock Equity Dividend Fund

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment - 0.2%	Intel Corp.	602,916	$9,514,014

Software - 0.3%	Microsoft Corp.	633,630	12,837,344

Specialty Retail - 0.1%	Home Depot, Inc.	28,728	756,121
	Limited Brands, Inc.	369,700	4,221,974

			4,978,095

Textiles, Apparel & Luxury Goods - 0.7%	VF Corp.	463,100	27,447,937

Tobacco - 2.2%	Altria Group, Inc.	877,500	14,329,575
	Lorillard, Inc.	259,900	16,407,487
	Philip Morris International, Inc.	1,510,100	54,665,620

			85,402,682

Water Utilities - 0.5%	American Water Works Co., Inc.	962,800	17,330,400

Wireless Telecommunication Services - 0.5%	Vodafone Group Plc (a)	926,781	17,006,431

	Total Long-Term Investments (Cost - $4,267,740,492) - 86.1%		3,372,976,777

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.64% (d)(e)	534,226,246	534,226,246

		Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.80% (d)(e)(f)	$408	407,550

	Total Short-Term Securities (Cost - $534,633,796) - 13.7%		534,633,796

	Total Investments (Cost - $4,802,374,288*) - 99.8%		3,907,610,573
	Other Assets Less Liabilities - 0.2%		7,947,571

	Net Assets - 100.0%		$3,915,558,144

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,796,536,126

Gross unrealized appreciation	$10,083,339
Gross unrealized depreciation	(899,008,892)

Net unrealized depreciation	$(888,925,553)

(a)	Depositary receipts.

(b)	All or portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Security, or a portion of security, is on loan.

BlackRock Equity Dividend Fund

Schedule of Investments April 30, 2009 (Unaudited)

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	534,226,246	$322,933
BlackRock Liquidity Series, LLC Cash Sweep Series	$(400,835,583)	$4,533,478
BlackRock Liquidity Series, LLC Money Market Series	$407,550	$9,638

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of April 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

5,360	S&P 500 Index	June 2009	$191,054,978	$42,105,022

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Liabilities

Level 1	$3,741,584,821	$42,105,022
Level 2	166,025,752	—
Level 3	—	—

Total	$3,907,610,573	$42,105,022

*	Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Equity Dividend Fund

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: June 19, 2009